UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 6, 2006

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 89

Form 13F information table value total: $219,282,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,259       43,800 SH   SOLE              0   0   43,800
Abbott Labs                    COM      002824 10 0    2,878       59,267 SH   SOLE              0   0   59,267
Adobe Sys Inc	               COM      00724F 10 1      943       25,175 SH   SOLE              0   0   25,175
Amgen Inc.                     COM      031162 10 0    2,787       38,967 SH   SOLE              0   0   38,967
Anheuser Busch Cos Inc         COM      035229 10 3    3,249       68,402 SH   SOLE              0   0   68,402
AT&T Corp                  COM NEW      00206R 10 2    2,691	   82,654 SH   SOLE              0   0   82,654
Auto Data Processing In        COM      053015 10 3    2,648       55,945 SH   SOLE              0   0   55,945
Bank of America Corporation    COM      060505 10 4    1,913       35,713 SH   SOLE              0   0   35,713
Baxter Intl Inc                COM      071813 10 9    3,439       75,655 SH   SOLE              0   0   75,655
Becton Dickinson & Co          COM      075887 10 9    2,704	   38,267 SH   SOLE              0   0   38,267
BellSouth Corp                 COM      079860 10 2    1,339       31,324 SH   SOLE              0   0   31,324
Berkshire Hathaway Inc Del    CL B      084670 20 7      501          158 SH   SOLE              0   0      158
Boeing Co                      COM      097023 10 5    2,671       33,879 SH   SOLE              0   0   33,879
BP PLC               SPONSORED ADR      110889 40 9    4,053       61,804 SH   SOLE              0   0   61,804
Cadbury Schweppes PLC          ADR      127209 30 2    2,523       59,008 SH   SOLE              0   0   59,008
Chevron Corp New               COM      166764 10 0    4,031       62,159 SH   SOLE              0   0   62,159
Cisco Sys Inc                  COM      17275R 10 2    3,554      154,658 SH   SOLE              0   0  154,658
Citigroup Inc                  COM      172967 10 1    1,587       31,960 SH   SOLE              0   0   31,960
Citizens Communications Co     COM      17453B 10 1      474       33,825 SH   SOLE              0   0   33,825
Coca Cola Co                   COM      191216 10 0    2,126       47,584 SH   SOLE              0   0   47,584
ConocoPhillips                 COM      20825C 10 4    1,556       26,145 SH   SOLE              0   0   26,145
Corning Inc                    COM      219350 10 5    1,470       60,258 SH   SOLE              0   0   60,258
Costco Whsl Corp New           COM      22160Q 10 2    2,259       45,474 SH   SOLE              0   0   45,474
Disney Walt Co.                COM      254687 10 6    2,130       68,926 SH   SOLE              0   0   68,926
Dow Jones & Co Inc             COM      260561 10 5      373       11,138 SH   SOLE              0   0   11,138
EMC Corp Mass                  COM      268648 10 2      802       67,010 SH   SOLE              0   0   67,010
Ebay Inc                       COM      278642 10 3    1,215       42,850 SH   SOLE              0   0   42,850
Electronic Arts Inc            COM      285512 10 9    1,028       18,415 SH   SOLE              0   0   18,415
Emerson Elec Co                COM      291011 10 4    1,733       20,670 SH   SOLE              0   0   20,670
Exxon Mobil Corp               COM      30231G 10 2    3,438       51,244 SH   SOLE              0   0   51,244
Fifth Third Bancorp            COM      316773 10 0      520       13,675 SH   SOLE              0   0   13,675
First Data Corp                COM      319963 10 4    2,125       50,606 SH   SOLE              0   0   50,606
Gannett Inc                    COM      364730 10 1    2,647       46,592 SH   SOLE              0   0   46,592
Genentech Inc New              COM      368710 40 6    1,037       12,545 SH   SOLE              0   0   12,545
General Electric Co            COM      369604 10 3    4,160      117,867 SH   SOLE              0   0  117,867
General Mills Inc.             COM      370334 10 4    1,411       24,932 SH   SOLE              0   0   24,932
Getty Images Inc.	       COM      374276 10 3      295        5,950 SH   SOLE              0   0    5,950
Google Inc.                  CL  A      38259P 50 8    1,114        2,774 SH   SOLE              0   0    2,774
Hain Celestial Group Inc       COM      405217 10 0      426       16,700 SH   SOLE              0   0   16,700
Hewlett-Packard Co             COM      428236 10 3    3,889      105,997 SH   SOLE              0   0  105,997
Home Depot Inc                 COM      437076 10 2    2,625       72,389 SH   SOLE              0   0   72,389
Hubbell Inc                  CL  A      443510 10 2    1,133       25,425 SH   SOLE              0   0   25,425
Hubbell Inc                  CL  B      443510 20 1      487       10,186 SH   SOLE              0   0   10,186
Hutton Tele Trust              COM      447900 10 1       60       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,663      226,729 SH   SOLE              0   0  226,729
Intl Business Machs            COM      459200 10 1    5,395       65,851 SH   SOLE              0   0   65,851
Intl Game Technolog            COM      459902 10 2    1,290       31,100 SH   SOLE              0   0   31,100
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,689       72,212 SH   SOLE              0   0   72,212
Lee Enterprises Inc            COM      523768 10 9      424       16,801 SH   SOLE              0   0   16,801
Liberty Media Capital          COM      53071M 30 2      408        4,884 SH   SOLE              0   0    4,884
Liberty Media Interactive      COM      53071M 10 4      498       24,463 SH   SOLE              0   0   24,463
Lilly Eli & Co.                COM      532457 10 8    3,044       53,409 SH   SOLE              0   0   53,409
Lucent Technologies Inc        COM      549463 10 7       35       15,081 SH   SOLE              0   0   15,081
Masco Corp                     COM      574599 10 6    1,788       65,243 SH   SOLE              0   0   65,243
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,775       73,068 SH   SOLE              0   0   73,068
McClatchy Co                  CL A      579489 10 5      799       18,950 SH   SOLE              0   0   18,950
Medtronic Inc                  COM      585055 10 6      696       15,006 SH   SOLE              0   0   15,006
Merck & Co Inc                 COM      589331 10 7      969       23,140 SH   SOLE              0   0   23,140
Microsoft Corp                 COM      594918 10 4    3,150      115,181 SH   SOLE              0   0  115,181
Motorola Inc                   COM      620076 10 9    2,459       98,397 SH   SOLE              0   0   98,397
New York Times Co             CL A      650111 10 7      854       37,192 SH   SOLE              0   0   37,192
Nike Inc.                     CL B      654106 10 3      919       10,495 SH   SOLE              0   0   10,495
Oracle Corp		       COM      68389X 10 5      920       51,906 SH   SOLE              0   0   51,906
Pentair Inc.                   COM      709631 10 5    1,395       53,300 SH   SOLE              0   0   53,300
Pepsico Inc                    COM      713448 10 8    4,932       75,578 SH   SOLE              0   0   75,578
Pfizer Inc                     COM      717081 10 3    6,172      217,654 SH   SOLE              0   0  217,654
Procter & Gamble Co            COM      742718 10 9    4,382       70,708 SH   SOLE              0   0   70,708
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      496        7,517 SH   SOLE              0   0    7,517
Schlumberger Ltd               COM      806857 10 8    4,208       67,846 SH   SOLE              0   0   67,846
Snap On Inc                    COM      833034 10 1    1,154       25,925 SH   SOLE              0   0   25,925
Sysco Corp                     COM      871829 10 7    2,355       70,433 SH   SOLE              0   0   70,433
Target Corp                    COM      87612e 10 6    3,498       63,321 SH   SOLE              0   0   63,321
Time Warner Inc                COM      887317 10 5    2,227      122,199 SH   SOLE              0   0  122,199
U S T Inc                      COM      902911 10 6      863       15,750 SH   SOLE              0   0   15,750
Union Pac Corp                 COM      907818 10 8      842        9,575 SH   SOLE              0   0    9,575
United Parcel Service Inc      COM      911312 10 6    2,969       41,270 SH   SOLE              0   0   41,270
Verizon Communications         COM      92343v 10 4    2,499       67,320 SH   SOLE              0   0   67,320
Viacom Inc                    CL B      925524 30 8      660       17,775 SH   SOLE              0   0   17,775
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,471       64,352 SH   SOLE              0   0   64,352
Wal Mart Stores Inc            COM      931142 10 3    1,744       35,363 SH   SOLE              0   0   35,363
Walgreen Co.                   COM      931422 10 9    1,480       33,350 SH   SOLE              0   0   33,350
Watts Water Tech Inc.         CL A      942749 10 2      810       25,525 SH   SOLE              0   0   25,525
Wells Fargo & Co New           COM      949746 10 1    1,717       47,466 SH   SOLE              0   0   47,466
Western Union Company          COM      959802 10 9        0       32,171 SH   SOLE              0   0   32,171
Wyeth                          COM      983024 10 0    4,149       81,611 SH   SOLE              0   0   81,611
Yahoo Inc                      COM      984332 10 6    1,204       47,645 SH   SOLE              0   0   47,645
Zimmer Hldgs Inc               COM      98956P 10 2    1,177       17,450 SH   SOLE              0   0   17,450
